Stock-Based Compensation (Details) - Schedule of Fair Value of the Options Granted - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Options Granted [Line Items]
Expected dividend yield	0.00%	0.00%
Fair value of common stock (in Dollars per share)	$ 1.78	$ 0.72
Minimum [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	87.70%	84.24%
Expected term in years	6 years 21 days	5 years 3 months 7 days
Risk-free interest rate	3.39%	2.86%
Maximum [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	108.44%	87.55%
Expected term in years	6 years 1 month 9 days	6 years 1 month 9 days
Risk-free interest rate	4.24%	3.85%